Schedule of reconciliation of liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			$ 1,973
Changes from financing activities:
Repayment of loan payable			(155)
Payment of lease obligations			(163)
Payment of project financing			(44)
Total changes from financing activities			(362)
Foreign exchange			(7)
Other changes:
Financing costs			75
Interest paid			(75)
New loan			619
Gain on extingusihment of debt	$ (132)		(132)
New leases (Note 6)			319
Adjustment (Note 6)			(92)
Balance at June 30, 2026	2,318		2,318
Other current financial liabilities	414		414		$ 299
Other non-current financial liabilities	1,283		1,283		$ 934
Loan payable [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			1,233
Changes from financing activities:
Repayment of loan payable			(155)
Payment of lease obligations
Payment of project financing
Total changes from financing activities			(155)
Foreign exchange
Other changes:
Financing costs			49
Interest paid			(49)
New loan			619
Gain on extingusihment of debt
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2026	1,697		1,697
Other current financial liabilities	414		414
Other non-current financial liabilities	1,283		1,283
Project financing [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			175
Changes from financing activities:
Repayment of loan payable
Payment of lease obligations
Payment of project financing			(44)
Total changes from financing activities			(44)
Foreign exchange			1
Other changes:
Financing costs
Interest paid
New loan
Gain on extingusihment of debt			(132)
New leases (Note 6)
Adjustment (Note 6)
Balance at June 30, 2026
Other current financial liabilities
Other non-current financial liabilities
Lease obligations [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025			565
Changes from financing activities:
Repayment of loan payable
Payment of lease obligations			(163)
Payment of project financing
Total changes from financing activities			(163)
Foreign exchange			(8)
Other changes:
Financing costs			26
Interest paid			(26)
New loan
Gain on extingusihment of debt
New leases (Note 6)			319
Adjustment (Note 6)			(92)
Balance at June 30, 2026	621		621
Other current financial liabilities	194		194
Other non-current financial liabilities	$ 427		$ 427